Stock-based Compensation - Schedule of Allocation of Stock-based Compensation Expense (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allocation of stock-based compensation expense	$ 510,478	$ 74,063
Research and Development [Member]
Allocation of stock-based compensation expense	113,239
General and Administrative [Member]
Allocation of stock-based compensation expense	$ 397,239	$ 74,063